Other long-term assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Prepaid long-term maintenance agreements	$ 17,567		$ 20,532
Insurance contracts held to fund defined benefit pension and life assurance arrangements - reimbursement rights (Note 17)	24,033		23,879
Retirement benefits assets (Note 17)	86,127		96,620
Deposits	13,312		13,999
Deferred financing fees	3,408		3,798
Other	19,292		21,652
Other long-term assets	$ 163,739	$ 181,087	$ 180,480